EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS

15.    EMPLOYEE BENEFIT PLANS

The Company maintains a 401(k) Retirement Savings Plan (the “401(k) Plan”) for all eligible employees. To be eligible for the 401(k) Plan, an employee must be at least 20.5 years of age and have completed their eligibility period of 60 days and 160 hours of service from date of hire. If they do not meet the 160 hours of service requirement, they may be eligible at 12 months provided they have reached 1,000 hours of service from date of hire. The 401(k) Plan is funded by elective employee contributions of up to 50% of their compensation, subject to certain limitations. Under the 401(k) Plan, the Company matches 25% of employee contributions for each participant up to 8% of the employee’s compensation after one year of service. Expense under the plan, consisting of Company contributions and plan administrative expenses paid by the Company, totaled approximately $1.8 million for each of the years ended December 31, 2010 and 2011, and totaled $2.0 million for the year ended December 31, 2012.